Fees Summary	Jul. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,572,745.94
Total Fee Amount	631.50
Total Offset Amount	0.00
Net Fee	$ 631.50
Offering Table N/A
Offset Table N/A	N/A